Document and Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document And Entity Information
Entity Registrant Name	Strata Oil & Gas, Inc.
Entity Central Index Key	0001227282
Document Type	20-F/A
Document Period End Date	Dec. 31, 2016
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	0
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016
Amendment Description	Amended to include 3 years of data